Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

Note 17. Leases

As a result of the lease accounting of IFRS 16, the Company has capitalized the only right-of-use asset being the domicile lease. Upon implementation on January 1, 2018, the Company has recognized a liability to make lease payments (i.e. the lease liabilities) of $0.2 million and an asset representing the right to use the underlying asset during the lease term (i.e. the right-to-use asset) of $0.2 million. The liability was measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of the standard adoption date of January 1, 2018. The Company applied an incremental borrowing rate of 3.8%. For the years ended December 31, 2019,2020 and 2021, the expense related to variable lease payments not included in the lease liabilities was immaterial and was recognized in operating expense.

In October 2020, the Company entered into a lease for approximately 1,356 square meters, which is allocated on 839 square meters of office space, and 518 square meters of laboratory space in Hørsholm, Denmark. The commencement date for the lease of the 839 square meters of office space was February 1, 2021 and the lease continues for a term of 10 years from that date. The commencement date for the additional laboratory space was August 13, 2021 and the lease continues for a term of 10 years with a subsequent 12-month cancellation notice period. The lease agreement contains an early termination provision which would trigger a termination fee of $2.7 million. The initial monthly payment is expected to be between $28,000 and $30,000, which consists of $12,000 for the office space, and is expected to be between $16,000 and $18,000 for the laboratory space. Through-out the term, the lease is subject to annual increases ranging from two to four percent on the annual lease payment amount.

The Company had one operating lease in Copenhagen, Denmark as of December 31, 2020.

We also occupied an office space in New York, New York, United States. The terms of the lease agreement included a 13 month occupancy period from January 2, 2020 through January 31, 2021. A termination notice was provided in November 2020 and the lease and occupancy terminated on January 31, 2021.

For the years ended December 31, 2021, 2020 and 2019, the expense related to variable lease payments not included in the lease liabilities was immaterial and was recognized in operating expense.

Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-Use Asset	Lease liabilities

	(USD in thousands)
At December 31, 2020	$20	$20
Additions	2,891	2,731
Depreciation	(179)	—
Interest Expense	—	123
Payments	—	(226)
Translation	(131)	(128)
At December 31, 2021	$2,601	$2,520

	Right-of-Use Asset	Lease liabilities

	(USD in thousands)
At December 31, 2019	$35	$36
Additions	54	54
Depreciation	(73)	—
Interest Expense	—	—
Payments	4	(74)
Translation	—	4
At December 31, 2020	$20	$20

The total cash outflow for leases was $0.2 million in 2021, and $0.2 million in 2020.

Loan from Lessor

In addition to the ordinary lease payments, the Company obtained financing from DTU Science Park A/S (“DTU”) for rebuilding the laboratory facility and engineering building to match the Company’s needs. The Company will repay the $1.3 million financing at a fixed interest rate of 6% over 8 years. If the lease is terminated due to default by the Company before the outstanding balance, including interest accrued, has been repaid, the remaining balance is due immediately. The finance liability is recorded at costs, which approximates fair value at the time of issuance. As of December 31, 2021, the Company is still in discussions with DTU on the actual costs incurred.

As a result of the finance structure this amount is not included as Purchase of property and equipment within the consolidated statements of cash flows. The leasehold improvements recognized will be subject for adjustment when the actual costs incurred are made available from DTU.

The following table sets forth the finance liability (in thousands):

December 31,
2021
Loan from lessor	$1,170
Total Loan from lessor	1,170
Less: Loan from lessor, current portion	(126)
Total Loan from lessor, net of current portion	$1,044